Schedule of Investments (unaudited)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.7%
Abacus Property Group	147,540	$262,615
Arena REIT	97,277	251,955
AUB Group Ltd.	19,000	289,452
Austal Ltd.	94,231	133,465
Bapcor Ltd.	101,500	444,786
Bega Cheese Ltd.	91,050	240,409
Brickworks Ltd.	17,545	263,950
BWP Trust	137,690	365,308
BWX Ltd.(a)(b)	44,277	5,071
Cedar Woods Properties Ltd.	19,600	57,506
Centuria Capital Group	221,150	255,498
Centuria Industrial REIT	155,354	328,263
Centuria Office REIT	146,871	152,621
Charter Hall Long Wale REIT	159,503	478,208
Charter Hall Retail REIT	137,047	353,961
Charter Hall Social Infrastructure REIT	102,843	237,320
Credit Corp. Group Ltd.	19,400	245,952
Dexus Industria REIT	64,937	127,685
Elders Ltd.	47,100	323,305
Emeco Holdings Ltd.	165,961	86,598
Gold Road Resources Ltd.	271,850	314,673
GrainCorp Ltd., Class A	69,750	351,647
Growthpoint Properties Australia Ltd.	85,562	172,527
GUD Holdings Ltd.	36,800	188,667
Healius Ltd.	179,662	374,344
Ingenia Communities Group	116,347	352,069
InvoCare Ltd.	44,100	329,875
IPH Ltd.	49,650	291,817
Kelsian Group Ltd.	41,350	159,807
Link Administration Holdings Ltd.	156,154	209,810
McMillan Shakespeare Ltd.	14,978	136,834
Monadelphous Group Ltd.	26,800	243,507
National Storage REIT	347,000	546,820
New Hope Corp. Ltd.	70,050	300,842
Nine Entertainment Co. Holdings Ltd.	451,300	563,024
Perseus Mining Ltd.	410,350	590,479
PEXA Group Ltd.(a)	20,765	166,861
Premier Investments Ltd.	23,050	386,198
Reliance Worldwide Corp. Ltd.	241,885	483,620
Rural Funds Group	105,950	173,909
Sandfire Resources Ltd.	132,300	489,278
Select Harvests Ltd.	36,950	98,001
Service Stream Ltd.	183,840	85,252
SmartGroup Corp. Ltd.	28,000	96,950
Steadfast Group Ltd.	298,400	1,108,259
Super Retail Group Ltd.	44,650	324,067
Superloop Ltd.(a)	149,600	73,775
United Malt Grp Ltd.	80,700	190,521
Viva Energy Group Ltd.(c)	244,100	451,854
Waypoint REIT Ltd.	211,000	394,097
Westgold Resources Ltd.(a)	48,550	28,971
		14,582,283
Austria — 1.9%
CA Immobilien Anlagen AG	12,078	364,671
EVN AG	11,613	209,996
Mayr Melnhof Karton AG(b)	2,531	408,886
Oesterreichische Post AG(b)	9,800	308,522
Porr AG	4,582	57,680
Security	Shares	Value

Austria (continued)
Schoeller-Bleckmann Oilfield Equipment AG	3,555	$222,914
UNIQA Insurance Group AG	31,455	235,126
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,000	262,883
Wienerberger AG	34,725	837,008
		2,907,686
Belgium — 2.2%
Aedifica SA	11,500	935,732
Bekaert SA	9,812	381,324
Deme Group NV(a)	2,159	286,725
Gimv NV	6,150	290,525
KBC Ancora	11,022	496,710
Montea NV	4,194	300,537
Shurgard Self Storage SA	7,882	361,425
Tessenderlo Group SA(a)	6,850	244,432
		3,297,410
Canada — 16.8%
Allied Properties REIT	38,012	718,691
AltaGas Ltd.	83,750	1,446,141
ARC Resources Ltd.	199,250	2,685,607
Canadian Apartment Properties REIT	52,247	1,646,900
Canadian Western Bank	26,762	475,549
Capital Power Corp.	35,050	1,199,311
Celestica Inc.(a)	31,700	357,269
Choice Properties REIT	77,750	847,555
Dream Office REIT	13,713	151,309
Finning International Inc.	48,439	1,204,178
Granite REIT	18,686	953,345
Home Capital Group Inc.	15,305	481,305
iA Financial Corp. Inc.	32,600	1,908,569
Laurentian Bank of Canada	13,350	318,467
Linamar Corp.	13,700	620,244
Maple Leaf Foods Inc.	22,556	407,307
Mullen Group Ltd.	27,800	298,737
North West Co. Inc. (The)	13,250	348,082
Onex Corp.	23,400	1,128,350
Parex Resources Inc.	37,900	564,021
PrairieSky Royalty Ltd.	61,950	992,847
Russel Metals Inc.	17,700	376,223
SSR Mining Inc.	65,150	1,019,593
Stella-Jones Inc.	19,606	702,572
Torex Gold Resources Inc.(a)	22,200	254,956
Transcontinental Inc., Class A	21,955	247,764
West Fraser Timber Co. Ltd.	30,100	2,173,469
Yamana Gold Inc.	300,350	1,668,118
		25,196,479
Denmark — 2.0%
FLSmidth & Co. A/S	17,200	623,498
Scandinavian Tobacco Group A/S, Class A(c)	19,307	339,353
Schouw & Co. A/S	4,002	301,304
Spar Nord Bank A/S	24,550	375,939
Sydbank AS	17,950	755,092
Topdanmark AS	12,650	665,701
		3,060,887
Finland — 2.6%
Cargotec OYJ, Class B	14,845	658,468
Kemira OYJ	27,053	415,120
Konecranes OYJ	22,957	707,744
Metsa Board OYJ, Class B	52,228	490,664
Outokumpu OYJ	99,100	502,956

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
TietoEVRY OYJ	28,000	$796,320
Uponor OYJ	16,520	293,790
		3,865,062
France — 2.7%
APERAM SA	14,387	456,263
Beneteau SA	11,850	179,654
Carmila SA	12,528	178,879
Coface SA(a)	32,116	416,967
Derichebourg SA	28,150	166,645
Fnac Darty SA	5,839	215,621
IPSOS	11,645	729,311
Jacquet Metal Service SA	2,450	43,917
Mersen SA	4,896	197,880
Metropole Television SA	19,950	327,842
Nexity SA	12,843	358,732
Quadient SA	10,750	158,668
Rothschild & Co.	8,209	327,910
Television Francaise 1	33,800	259,476
Vicat SA	4,051	101,652
		4,119,417
Germany — 2.8%
Aurubis AG	10,716	872,295
Bilfinger SE	9,400	270,798
CropEnergies AG	5,400	75,143
Deutsche EuroShop AG	3,180	75,113
Deutz AG	36,800	158,370
Freenet AG	37,550	816,498
Hamburger Hafen und Logistik AG	5,050	64,084
Hornbach Holding AG & Co. KGaA	3,150	260,432
Instone Real Estate Group SE(c)	14,112	121,474
Krones AG	4,800	536,368
Salzgitter AG(b)	10,400	315,957
Suedzucker AG	24,455	426,807
Takkt AG	11,100	160,323
Wacker Neuson SE	5,100	88,857
		4,242,519
Israel — 0.4%
Clal Insurance Enterprises Holdings Ltd.(a)	14,250	239,772
Menora Mivtachim Holdings Ltd.	6,800	132,056
Migdal Insurance & Financial Holdings Ltd.(a)	100,950	115,192
Oil Refineries Ltd.	456,300	159,953
		646,973
Italy — 2.1%
Banca IFIS SpA	8,302	118,180
Banco BPM SpA	458,300	1,633,826
BFF Bank SpA(c)	55,250	438,344
Credito Emiliano SpA	21,503	152,788
Unipol Gruppo SpA	155,550	757,341
		3,100,479
Japan — 17.9%
ADEKA Corp.	30,000	489,611
Aichi Steel Corp.	5,000	82,145
Aida Engineering Ltd.	15,000	88,282
Aiphone Co. Ltd.	5,000	69,942
Aisan Industry Co. Ltd.	10,000	52,141
Alconix Corp.	5,000	50,156
Alpen Co. Ltd.	5,000	74,103
Anest Iwata Corp.	10,000	65,262
AOKI Holdings Inc.	10,000	51,664
Security	Shares	Value

Japan (continued)
Arata Corp.	5,000	$159,037
Asahi Diamond Industrial Co. Ltd.	15,000	76,483
ASAHI YUKIZAI Corp.	5,000	105,827
Autobacs Seven Co. Ltd.	15,000	164,726
Awa Bank Ltd. (The)	10,000	161,603
BML Inc.	5,000	126,841
Bunka Shutter Co. Ltd.	15,000	125,631
Canon Electronics Inc.	5,000	57,467
Cawachi Ltd.	5,000	84,725
Central Glass Co. Ltd.	10,000	212,611
Chubu Shiryo Co. Ltd.	10,000	82,607
Chudenko Corp.	5,000	79,205
Chugoku Marine Paints Ltd.	10,000	72,202
Citizen Watch Co. Ltd.	80,000	359,192
Daihen Corp.	5,000	146,295
Daiichi Jitsugyo Co. Ltd.	5,000	166,892
Daiken Corp.	5,000	79,277
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,000	64,633
DCM Holdings Co. Ltd.	30,000	273,743
Digital Holdings Inc.(a)	5,000	46,192
Doshisha Co. Ltd.	5,000	61,523
Duskin Co. Ltd.	10,000	227,155
DyDo Group Holdings Inc.	2,400	86,654
EDION Corp.	25,000	244,507
Eizo Corp.	5,000	129,745
Exedy Corp.	10,000	121,885
Fuji Co. Ltd./Ehime	5,000	69,463
Fuji Seal International Inc.	15,000	191,480
Fujibo Holdings Inc.	5,000	122,145
Fukuda Corp.	1,500	50,662
Furuno Electric Co. Ltd.	5,000	36,584
Futaba Industrial Co. Ltd.	20,000	53,555
Glory Ltd.	15,000	249,184
Goldcrest Co. Ltd.	5,000	63,800
Gunze Ltd.	5,000	159,841
H2O Retailing Corp.	25,000	243,417
Hakuto Co. Ltd.	3,200	101,162
Heiwado Co. Ltd.	10,000	162,624
Hibiya Engineering Ltd.	5,000	72,350
Hodogaya Chemical Co. Ltd.	1,600	34,059
Hokuetsu Corp.	40,000	230,993
Hokuto Corp.	5,000	71,315
Hosiden Corp.	15,000	179,232
Hosokawa Micron Corp.	5,000	101,336
Inabata & Co. Ltd.	15,000	270,979
Ines Corp.	5,000	51,838
I-PEX Inc.	5,000	44,903
Iseki & Co. Ltd.	5,000	44,401
Ishihara Sangyo Kaisha Ltd.	10,000	79,978
Itochu Enex Co. Ltd.	15,000	119,584
Japan Wool Textile Co. Ltd. (The)	20,000	147,569
Joshin Denki Co. Ltd.	5,000	73,490
Joyful Honda Co. Ltd.	15,000	219,447
JVCKenwood Corp.	45,000	125,462
Kaga Electronics Co. Ltd.	5,000	154,303
Kanamoto Co. Ltd.	10,000	171,190
Kanematsu Corp.	25,000	283,830
Kanto Denka Kogyo Co. Ltd.	15,000	104,669
Katakura Industries Co. Ltd.	5,000	65,910
Kato Sangyo Co. Ltd.	5,000	133,212

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kissei Pharmaceutical Co. Ltd.	10,000	$195,388
Kitz Corp.	20,000	119,714
Kiyo Bank Ltd. (The)	20,000	237,786
Koa Corp.	10,000	141,955
Kohnan Shoji Co. Ltd.	10,000	259,620
Kojima Co. Ltd.	5,000	22,427
Komeri Co.Ltd.	10,000	207,279
Komori Corp.	15,000	91,283
Kumagai Gumi Co. Ltd.	10,000	199,192
Kureha Corp.	5,000	304,080
KYB Corp.	5,000	128,274
Kyoei Steel Ltd.	5,000	47,496
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,000	109,058
LEC Inc.	5,000	34,384
Life Corp.	5,000	100,360
Macnica Holdings Inc.	15,000	354,967
Makino Milling Machine Co. Ltd.	5,000	163,352
Marudai Food Co. Ltd.	5,000	53,988
Marusan Securities Co. Ltd.	20,000	60,627
Matsuda Sangyo Co. Ltd.	5,000	87,072
Maxell Ltd.	10,000	102,665
Meidensha Corp.	10,000	141,486
Meisei Industrial Co. Ltd.	15,000	89,009
Melco Holdings Inc.	1,600	36,899
Mimasu Semiconductor Industry Co. Ltd.	5,000	88,423
MIRAIT ONE corp.	25,000	288,133
Mitsubishi Pencil Co. Ltd.	10,000	108,597
Mitsuboshi Belting Ltd.	5,000	129,576
Mizuno Corp.	5,000	107,061
Nachi-Fujikoshi Corp.	5,000	135,993
Neturen Co. Ltd.	5,000	24,927
Nichiha Corp.	10,000	200,618
Nichireki Co.Ltd.	5,000	47,663
Nihon Chouzai Co. Ltd.	5,000	46,174
Nihon Parkerizing Co. Ltd.	30,000	212,676
Nikkon Holdings Co. Ltd.	15,000	266,824
Nippn Corp., New	15,000	184,491
Nippon Coke & Engineering Co. Ltd.	45,000	29,150
Nippon Denko Co. Ltd.	30,000	79,937
Nippon Koei Co. Ltd.	5,000	124,445
Nippon Light Metal Holdings Co. Ltd.	20,000	229,605
Nippon Soda Co. Ltd.	7,600	248,566
Nippon Steel Trading Corp.	5,000	350,300
Nippon Suisan Kaisha Ltd.	80,000	333,201
Nippon Thompson Co.Ltd.	20,000	77,826
Nishimatsu Construction Co. Ltd.	10,000	297,237
Nishimatsuya Chain Co. Ltd.	15,000	176,839
Nishio Rent All Co. Ltd.	5,000	117,819
Nissha Co. Ltd.	10,000	137,999
Nisshinbo Holdings Inc.	45,000	331,625
Nitta Corp.	5,000	106,194
Nittetsu Mining Co. Ltd.	5,000	120,984
Nitto Kogyo Corp.	10,000	178,673
Nojima Corp.	20,000	216,009
Noritake Co. Ltd./Nagoya Japan	5,000	152,104
Noritz Corp.	10,000	109,100
Obara Group Inc.	5,000	136,744
Okamura Corp.	20,000	214,463
Oki Electric Industry Co. Ltd.	25,000	134,497
Okumura Corp.	10,000	226,457
Security	Shares	Value

Japan (continued)
Onoken Co. Ltd.	5,000	$55,157
Osaka Soda Co. Ltd.	5,000	144,960
Osaka Steel Co. Ltd.	5,000	44,086
Osaki Electric Co. Ltd.	10,000	39,763
Oyo Corp.	5,000	86,197
Pacific Industrial Co. Ltd.	15,000	113,575
Pack Corp. (The)	5,000	91,278
Piolax Inc.	5,000	64,183
Press Kogyo Co. Ltd.	25,000	79,722
Pressance Corp.	5,000	58,321
Prima Meat Packers Ltd.	10,000	166,425
Procrea Holdings Inc.	5,000	83,751
Qol Holdings Co. Ltd.	5,000	44,179
Restar Holdings Corp.	10,000	156,106
Ryobi Ltd.	5,000	43,349
S Foods Inc.	5,000	112,561
Sakai Chemical Industry Co. Ltd.	5,000	67,404
Sanki Engineering Co. Ltd.	15,000	176,204
Sanyo Chemical Industries Ltd.	5,000	153,475
Sanyo Special Steel Co. Ltd.	5,000	81,799
Seiko Group Corp.	8,100	189,544
Shinmaywa Industries Ltd.	15,000	119,593
Shizuoka Gas Co. Ltd.	15,000	125,137
Siix Corp.	10,000	96,224
Sinfonia Technology Co. Ltd.	10,000	111,584
SKY Perfect JSAT Holdings Inc.	35,000	128,625
Sodick Co.Ltd.	15,000	80,310
Star Micronics Co. Ltd.	10,000	122,482
Starts Corp. Inc.	10,000	197,841
Starzen Co. Ltd.	5,000	78,726
Stella Chemifa Corp.	2,500	46,709
Sumitomo Osaka Cement Co. Ltd.	10,000	246,874
Sumitomo Seika Chemicals Co. Ltd.	2,600	80,488
Sumitomo Warehouse Co. Ltd. (The)	15,000	222,828
Sun Frontier Fudousan Co. Ltd.	10,000	83,592
Suruga Bank Ltd.	55,000	176,487
SWCC Showa Holdings Co. Ltd.	5,000	67,598
Tadano Ltd.	35,000	241,505
Takamatsu Construction Group Co. Ltd.	5,000	72,640
Takaoka Toko Co. Ltd.	5,000	67,574
Takara Standard Co. Ltd.	15,000	157,182
Takasago Thermal Engineering Co. Ltd.	20,000	270,117
Tamron Co. Ltd.	5,000	112,569
T-Gaia Corp.	5,000	61,805
Toa Corp./Tokyo	5,000	90,107
Toagosei Co. Ltd.	40,000	335,762
Toho Holdings Co. Ltd.	15,000	250,116
TOKAI Holdings Corp.	35,000	228,450
Tokyu Construction Co. Ltd.	20,000	96,485
Tomy Co. Ltd.	25,000	239,351
Topre Corp.	10,000	85,374
Towa Pharmaceutical Co. Ltd.	10,000	161,425
Toyo Construction Co. Ltd.	20,000	130,129
Toyo Ink SC Holdings Co. Ltd.	10,000	136,224
Toyo Tanso Co. Ltd.	5,000	141,908
Toyobo Co. Ltd.	30,000	226,712
Tsubakimoto Chain Co.	10,000	225,588
Tsurumi Manufacturing Co. Ltd.	5,000	75,320
Uchida Yoko Co. Ltd.	2,500	88,588
United Super Markets Holdings Inc.	15,000	128,213

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
V Technology Co. Ltd.	2,500	$47,606
VT Holdings Co. Ltd.	25,000	89,581
Wacoal Holdings Corp.	15,000	268,707
Warabeya Nichiyo Holdings Co. Ltd.	5,000	69,896
Xebio Holdings Co. Ltd.	5,000	34,775
Yamazen Corp.	20,000	151,526
Yellow Hat Ltd.	10,000	136,188
Yokogawa Bridge Holdings Corp.	10,000	142,101
Yondoshi Holdings Inc.	5,000	66,209
Yuasa Trading Co. Ltd.	5,000	137,257
		26,887,349
Netherlands — 0.6%
Flow Traders(c)	8,045	186,359
Fugro NV(a)	31,850	382,393
Koninklijke BAM Groep NV(a)	73,661	171,440
NSI NV	5,541	137,904
		878,096
New Zealand — 1.0%
Argosy Property Ltd.	246,881	182,064
Goodman Property Trust	320,336	410,945
Kathmandu Holdings Ltd.	196,300	128,216
Precinct Properties New Zealand Ltd.	409,977	329,313
Stride Property Group	123,800	111,613
Summerset Group Holdings Ltd.	69,950	392,885
		1,555,036
Norway — 1.5%
Austevoll Seafood ASA	28,750	259,300
Elkem ASA(c)	78,050	280,926
SpareBank 1 SMN	40,700	528,709
Subsea 7 SA	73,800	854,577
Veidekke ASA	35,468	348,932
		2,272,444
Poland — 0.3%
Grupa Azoty SA(a)	11,750	106,315
PGE Polska Grupa Energetyczna SA(a)	228,650	360,771
		467,086
Singapore — 1.7%
CapitaLand China Trust	350,000	292,802
Cromwell European Real Estate Investment Trust	95,120	152,815
First Resources Ltd.	155,000	171,662
Frasers Centrepoint Trust	320,000	501,952
Haw Par Corp. Ltd.	45,000	321,922
Keppel Pacific Oak US REIT	235,000	108,168
Parkway Life REIT	110,000	309,009
Prime U.S. REIT	205,000	83,049
Raffles Medical Group Ltd.	290,000	303,122
SPH REIT	225,240	151,371
Starhill Global REIT	400,000	161,271
		2,557,143
Sweden — 6.0%
AFRY AB	31,200	511,555
Arjo AB, Class B	67,958	254,425
Atrium Ljungberg AB, Class B	14,952	245,189
Betsson AB	37,150	301,945
Bilia AB, Class A	23,107	253,601
Billerud AB	56,971	694,970
Bonava AB, Class B	25,864	73,212
Bravida Holding AB(c)	60,950	653,281
Bure Equity AB	15,750	372,423
Security	Shares	Value

Sweden (continued)
Clas Ohlson AB, Class B	11,792	$81,358
Cloetta AB, Class B	55,450	110,845
Fabege AB	74,173	630,836
Granges AB	29,450	241,193
Hexpol AB	76,600	817,320
Hufvudstaden AB, Class A	34,569	492,099
Loomis AB	23,950	656,471
MEKO AB	13,896	149,835
Munters Group AB(c)	31,303	308,608
NCC AB, Class B	29,893	279,337
Nolato AB, Class B	53,950	282,854
Peab AB, Class B	60,608	343,942
Ratos AB, Class B	65,100	259,165
SSAB AB, Class B	201,200	1,048,062
		9,062,526
Switzerland — 8.0%
ALSO Holding AG, Registered	700	128,483
Arbonia AG	13,024	183,448
Bell Food Group AG, Registered	593	152,738
Bobst Group SA, Registered(a)	108	6,643
Bossard Holding AG, Class A, Registered	873	188,648
Bucher Industries AG, Registered	2,027	845,925
Burckhardt Compression Holding AG	1,000	595,671
Bystronic AG, Registered	465	322,116
Cembra Money Bank AG	8,935	741,547
Comet Holding AG, Registered	2,300	489,029
COSMO Pharmaceuticals NV	2,731	180,757
Daetwyler Holding AG, Bearer	2,235	445,697
dormakaba Holding AG	955	350,108
Forbo Holding AG, Registered	321	377,227
Galenica AG(c)	14,552	1,187,302
Huber + Suhner AG, Registered	5,297	495,394
Interroll Holding AG, Registered	154	391,423
Kardex Holding AG, Registered	1,944	319,168
Komax Holding AG, Registered	1,088	304,012
Landis+Gyr Group AG(b)	7,552	533,778
Rieter Holding AG, Registered	650	73,528
SFS Group AG	4,850	458,902
Siegfried Holding AG, Registered	1,150	763,888
St. Galler Kantonalbank AG, Class A, Registered	790	410,807
Swissquote Group Holding SA, Registered	2,750	396,702
u-blox Holding AG	1,974	235,638
Valiant Holding AG, Registered	4,700	508,192
Vontobel Holding AG, Registered	7,850	520,627
Ypsomed Holding AG, Registered	1,031	188,749
Zehnder Group AG, Registered	3,030	183,999
		11,980,146
United Kingdom — 19.2%
AG Barr PLC	23,004	147,311
Balanced Commercial Property Trust Ltd.	167,124	178,431
Balfour Beatty PLC	190,500	777,510
Bank of Georgia Group PLC	11,500	359,674
Beazley PLC	183,950	1,504,420
Biffa PLC(c)	67,200	330,978
Big Yellow Group PLC	51,897	718,843
Bodycote PLC	59,743	410,607
Capricorn Energy PLC(a)	146,900	464,943
Chemring Group PLC	86,767	311,247
Close Brothers Group PLC	47,900	602,373
Coats Group PLC	440,250	353,285

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Cranswick PLC	15,650	$582,360
Crest Nicholson Holdings PLC	79,463	226,219
Currys PLC	322,203	208,240
Drax Group PLC	120,650	1,023,405
Elementis PLC(a)	174,650	254,020
Essentra PLC	94,752	270,978
Frasers Group PLC(a)	54,494	467,193
Grafton Group PLC	64,725	615,908
Great Portland Estates PLC	79,309	472,678
Halfords Group PLC	60,227	152,176
Ibstock PLC(c)	114,369	213,802
IG Group Holdings PLC	110,232	1,038,640
Inchcape PLC	116,400	1,149,250
Investec PLC	203,200	1,242,215
IP Group PLC	288,550	194,480
Jupiter Fund Management PLC	131,811	211,621
Just Group PLC	311,700	308,295
Lancashire Holdings Ltd.	73,350	576,736
LondonMetric Property PLC	276,703	574,367
Man Group PLC/Jersey	412,150	1,060,403
Mediclinic International PLC	119,697	716,602
Morgan Advanced Materials PLC	89,260	339,380
Morgan Sindall Group PLC	12,808	238,137
Ninety One PLC	130,882	292,610
OSB Group PLC	113,450	655,971
Paragon Banking Group PLC	75,050	510,267
Pets at Home Group PLC	144,900	496,802
Picton Property Income Ltd. (The)	155,895	150,587
Plus500 Ltd.	30,050	652,419
Premier Foods PLC	212,084	278,449
QinetiQ Group PLC	170,354	732,558
Redde Northgate PLC	79,045	393,713
Redrow PLC	70,030	383,757
RHI Magnesita NV	9,203	247,863
Safestore Holdings PLC	62,609	713,955
Savills PLC	40,909	407,449
Serco Group PLC	362,350	680,750
Sirius Real Estate Ltd.	312,755	279,125
TBC Bank Group PLC	10,800	296,386
TP ICAP Group PLC	239,800	505,886
Tritax Big Box REIT PLC	579,200	970,695
UK Commercial Property REIT Ltd.	225,183	158,987
Security	Shares	Value

United Kingdom (continued)
Vesuvius PLC	64,532	$315,340
Virgin Money UK PLC	380,100	835,895
Vistry Group PLC	68,207	513,732
		28,769,923

Total Common Stocks — 99.4%
(Cost: $165,904,233)		149,448,944

Preferred Stocks

Germany — 0.1%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,619	116,735

Total Preferred Stocks — 0.1%
(Cost: $138,511)		116,735

Total Long-Term Investments — 99.5%
(Cost: $166,042,744)		149,565,679

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(d)(e)(f)	1,605,949	1,606,431
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(d)(e)	20,000	20,000

Total Short-Term Securities — 1.1%
(Cost: $1,626,107)		1,626,431

Total Investments — 100.6%
(Cost: $167,668,851)		151,192,110

Liabilities in Excess of Other Assets — (0.6)%		(892,959)

Net Assets — 100.0%		$150,299,151

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,607	$1,588,048	(a)	$—		$449	$327	$1,606,431	1,605,949	$8,830	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	—		(20,000	)(a)	—	—	20,000	20,000	1,570		—
						$449	$327	$1,626,431		$10,400		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	52	03/09/23	$743	$(20,371)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Small Cap Value Factor ETF
December 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$32,452,760	$116,996,184	$—	$149,448,944
Preferred Stocks	—	116,735	—	116,735
Money Market Funds	1,626,431	—	—	1,626,431
	$34,079,191	$117,112,919	$—	$151,192,110
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(20,371)	$—	$(20,371)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust